CURRENT AND DEFERRED TAXES	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax Text Block Abstract
CURRENT AND DEFERRED TAXES

NOTE 17 - CURRENT AND DEFERRED TAXES

The Company calculated and booked its income tax provision for the period ended December 31, 2022 using the partially integrated system with a tax rate of 27%, in accordance with the Law No. 21,210, published in the Journal of the Republic of Chile, dated February 24, 2020, which update the Tax Legislation.

The net result for deferred tax corresponds to the variation of the year, of the assets and liabilities for deferred taxes generated by temporary differences and tax losses.

For the permanent differences that give rise to a book value of assets and liabilities other than their tax value, no deferred tax has been recorded since they are caused by transactions that are recorded in the financial statements and that will have no effect on income tax expense.

(a) Current taxes

(a.1) The composition of the current tax assets is the following:

	Current assets		Non-current assets		Total assets
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Provisional monthly payments (advances)	18,559	32,086	-	-	18,559	32,086
Other recoverable credits	14,474	9,178	-	-	14,474	9,178
Total current tax assets	33,033	41,264	-	-	33,033	41,264

(a.2) The composition of the current tax liabilities are as follows:

	Current liabilities		Non-current liabilities		Total liabilities
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Income tax provision	1,026	675	-	-	1,026	675
Total current tax liabilities	1,026	675	-	-	1,026	675

(b) Deferred taxes

The balances of deferred tax are the following:

	Assets		Liabilities
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
Concept	2022	2021	2022	2021
	ThUS$	ThUS$	ThUS$	ThUS$
Properties, Plants and equipment	(1,006,814)	(1,128,225)	81,326	80,468
Assets by right of use	249,462	715,440	(45)	(68)
Amortization	(88,172)	(44,605)	10	10
Provisions	(20,563)	111,468	69,519	74,047
Revaluation of financial instruments	2,438	(16,575)	-	-
Tax losses	852,654	358,284	(94,005)	(87,378)
Intangibles	-	-	270,512	254,155
Other	16,910	19,503	17,308	19,777
Total	5,915	15,290	344,625	341,011

The balance of deferred tax assets and liabilities are composed primarily of temporary differences to be reversed in the long term.

Movements of Deferred tax assets and liabilities

(b.1) From January 1 to December 31, 2020

	Opening balance Assets/(liabilities)	Recognized in consolidated income	Recognized in comprehensive income	Exchange rate variation	Ending balance Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Property, plant and equipment	(1,513,904)	110,010	-	7,557	(1,396,337)
Assets for right of use	133,481	95,774	-	-	229,255
Amortization	(53,136)	(14,142)	-	2,130	(65,148)
Provisions	43,567	158,178	924	(58,639)	144,030
Revaluation of financial instruments	10,279	(27,901)	959	(1,470)	(18,133)
Tax losses (*)	1,356,268	216,897	-	(15,428)	1,557,737
Intangibles	(349,082)	1,030	-	77,371	(270,681)
Others	(8,693)	6,541	-	1,965	(187)
Total	(381,220)	546,387	1,883	13,486	180,536

(b.2) From January 1 to December 31, 2021

	Opening	Recognized in	Recognized in	Exchange	Ending
	balance	consolidated	comprehensive	rate	balance
	Assets/(liabilities)	income	income	variation	Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Property, plant and equipment	(1,396,337)	187,644	-	-	(1,208,693)
Assets for right of use	229,255	486,253	-	-	715,508
Amortization	(65,148)	20,533	-	-	(44,615)
Provisions	144,030	(103,826)	(2,783)	-	37,421
Revaluation of financial instruments	(18,133)	1,616	(58)	-	(16,575)
Tax losses (*)	1,557,737	(1,112,075)	-	-	445,662
Intangibles	(270,681)	(1,394)	-	17,920	(254,155)
Others	(187)	(87)	-	-	(274)
Total	180,536	(521,336)	(2,841)	17,920	(325,721)

(b.3) From January 1 to December 31, 2022

	Opening	Recognized in	Recognized in	Exchange	Ending
	balance	consolidated	comprehensive	rate	balance
	Assets/(liabilities)	income	income	variation	Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Property, plant and equipment	(1,208,693)	120,553	-	-	(1,088,140)
Assets for right of use	715,508	(466,001)	-	-	249,507
Amortization	(44,615)	(43,567)	-	-	(88,182)
Provisions	37,421	(128,070)	567	-	(90,082)
Revaluation of financial instruments	(16,575)	19,248	(235)	-	2,438
Tax losses (*)	445,662	500,997	-	-	946,659
Intangibles	(254,155)	2,114	-	(18,471)	(270,512)
Others	(274)	(124)	-	-	(398)
Total	(325,721)	5,150	332	(18,471)	(338,710)

Unrecognized deferred tax assets:

Deferred tax assets are recognized to the extent that it is probable that sufficient taxable profits will be generated in the future. In total the Company has not recognized deferred tax assets for ThUS$ 3,651,023 at December 31, 2022 (ThUS$ 2,638,473 as of December 31, 2021) which include deferred tax assets related to negative tax results of ThUS$ 14,930,487 at December 31, 2022 (ThUS$ 9,030,059 at December 31, 2021).

(*)	As stated in note 2c), on November 26th, 2021 the Company filed a Reorganization Plan and Disclosure Statement in which, among other items, financial forecasts were included together with the proposed issuance of new shares and convertible notes. With that information the Company´s management updated its analysis on the recoverability of deferred tax assets and determined that during the time covered by the financial forecast it will not be probable that part of such deferred tax assets may be offset by future taxable profits. Therefore, the Company during the fourth quarter of 2021 derecognized deferred tax assets not considered recoverable in the amount of ThUS$1,251,912. On the other hand, on December 31, 2022 the Company management of subsidiary Lan Cargo S.A determined that considering financial forecast it will not be probable that part of the deferred tax assets may be offset with future taxable profits. Therefore, the Company derecognized deferred tax assets not considered recoverable in the amount of ThUS$6,173.

(Expenses)/income from deferred taxes and income tax:

	For the year ended December 31,
	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Income tax (expense)/benefit
Current tax (expense) benefit	(14,064)	(47,139)	3,602
Adjustments to the current tax of the previous year	-	(460)	199
Total current tax (expense) benefit	(14,064)	(47,599)	3,801

(Expense)/benefit from deferred income taxes
Deferred (expense) benefit for taxes related to the creation and reversal of temporary differences	5,150	(521,336)	546,387
Total deferred tax (expense)benefit	5,150	(521,336)	546,387
Income tax (expense)/benefit	(8,914)	(568,935)	550,188

	For the year ended December 31,
	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Current tax (expense) benefit, foreign	19,573	(9,943)	(4,232)
Current tax (expense) benefit, domestic	(33,637)	(37,656)	8,033
Total current tax (expense) benefit	(14,064)	(47,599)	3,801
Deferred tax (expense) benefit, foreign	(532)	4,309	(235,963)
Deferred tax (expense) benefit, domestic	5,682	(525,645)	782,350
Total deferred tax (expense)benefit	5,150	(521,336)	546,387
Income tax (expense)/benefit	(8,914)	(568,935)	550,188

Income before tax from the Chilean legal tax rate (27% as of December 31, 2022, 2021 and 2020)

	For the year ended			For the year ended
	December 31,			December 31,
	2022	2021	2020	2022	2021	2020
	ThUS$	ThUS$	ThUS$	%	%	%
Income tax benefit/(expense) using the legal tax rate	(363,434)	1,102,736	1,378,547	(27.00)	(27.00)	(27.00)
Tax effect by change in tax rate	9,016	-	-	0.67	-	-
Tax effect of rates in other jurisdictions	20,398	54,775	58,268	1.52	(1.34)	(1.14)
Tax effect of non-taxable income (*)	1,201,618	9,444	19,529	89.27	(0.23)	(0.38)
Tax effect of disallowable expenses	(33,855)	(30,928)	(40,528)	(2.52)	0.76	0.79
Other increases (decreases):
Derecognition of deferred tax liabilities for early termination of aircraft financing	90,823	205,458	294,969	6.75	(5.03)	(5.78)
Tax effect for goodwill impairment losses	-	-	(453,681)	-	-	8.89
Derecognition of deferred tax assets not recoverable	(6,173)	(1,251,912)	(237,637)	(0.46)	30.65	4.65
Deferred tax asset not recognized	(990,095)	(667,702)	(414,741)	(73.56)	16.35	8.12
Other increases (decreases)	62,788	9,194	(54,538)	4.66	(0.23)	1.07
Total adjustments to tax expense using the legal rate	354,520	(1,671,671)	(828,359)	26.33	40.93	16.22
Income tax benefit/(expense) using the effective rate	(8,914)	(568,935)	550,188	(0.67)	13.93	(10.78)

(*)	As of December 31, 2022, this amount mainly includes ThUS$974,826 and ThUS$218,775 related to amounts resulting from the gain resulting from the de-recognition of financial liabilities as a result of emergence from Chapter 11, and the equity issuance cost which is not taxable respectively.

Deferred taxes related to items charged to equity:

	For the year ended
	December 31,
	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Aggregate deferred taxation of components of other comprehensive income	332	(2,841)	1,883